Investments and Derivative Instruments Investments and Derivative Instruments (Offsetting Asset Liability) (Details) (USD $) In Millions, unless otherwise specified	Dec. 31, 2012		Dec. 31, 2011
Derivative [Line Items]
Derivative Asset, Fair Value, Gross Asset	$ 4,489		$ 7,070
Derivative Liability, Fair Value, Gross Liability	5,937		8,114
Derivative Liability, Fair Value, Amount Offset Against Collateral	92		1,400
Other Investments [Member]
Derivative [Line Items]
Derivative Asset, Fair Value, Gross Asset	2,732		3,726
Derivative Asset, Fair Value, Gross Liability	2,238		2,974
Derivative Assets	581	[1]	1,971	[1]
Derivative, Collateral, Obligation to Return Cash	(87)	[2]	(1,219)	[2]
Derivative Asset, Fair Value of Collateral	490	[3]	514	[3]
Derivative Asset, Fair Value, Amount Offset Against Collateral	4		238
Other Liabilities [Member]
Derivative [Line Items]
Derivative Liability, Fair Value, Gross Asset	(2,113)		(2,009)
Derivative Liability, Fair Value, Gross Liability	(1,759)		(1,310)
Derivative fair value reported as labilities	38	[4]	(254)	[4]
Derivative, Collateral, Right to Reclaim Cash	(392)	[2]	(445)	[2]
Derivative Liability, Fair Value of Collateral	(300)	[3]	(425)	[3]
Derivative Liability, Fair Value, Amount Offset Against Collateral	$ (54)		$ (274)

[1]	[1]Included in other invested assets in the Company's Condensed Consolidated Balance Sheets.
[2]	[2]Included in other assets in the Company's Condensed Consolidated Balance Sheets.
[3]	[4]Excludes exchange-traded futures which are settled daily.
[4]	[3]Included in other liabilities in the Company's Condensed Consolidated Balance Sheets.